Investments In Non-Consolidated Affiliates (Aggregated Financial Information Of Non-Consolidated Affiliates) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments And Joint Ventures [Abstract]
Sales	$ 682	$ 744	$ 605
Gross margin	151	138	135
Income from continuing operations	91	101	90
Net income	79	88	72
Current assets	301	293
Noncurrent assets	343	358
Current liabilities	153	115
Noncurrent liabilities	$ 39	$ 23